Related party transactions - GLT (Details) - Group Leadership Team - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Short-term benefits	€ 20	€ 27	€ 24
Post-employment benefits	2	2	1
Share-based payment	12	9	8
Termination benefits		10
Total	€ 34	€ 48	€ 33